COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
NOTE 6 - COMMITMENTS AND CONTINGENCIES	There are no commitments and contingencies that exist at present, other than the legal disputes mentioned supra.	There are no commitments and contingencies that exist at present, other than the legal disputes mentioned supra.